INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

May 3, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Atlas Insurance Trust (the “Trust”)
       Registration Nos. 333-20899 and 811-8041

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the Prospectus and Statement of Additional Information for the above-referenced Company that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 11 (the "Amendment") to the Company's Registration Statement on Form N-1A which was filed electronically on April 28, 2006 (Accession No. 0001144204-06-017207).

Should you have any questions regarding this filing, please contact the undersigned at (617) 937-7284 if you have any questions regarding this filing.

Very truly yours,

/s/ Thomas V. Finnerty
Thomas V. Finnerty, Esq.